Commitments and Contingencies - Future Minimum Rental Commitments Under Operating Lease (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 28.8
2018	19.9
2019	14.9
2020	10.9
2021	9.6
2022 and thereafter	33.4
Future minimum rental commitments under operating leases	$ 117.5